Non-current financial assets	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Non-current financial assets	Non-current financial assets
Accounting policies for non current financial assets are described in Note 14, ‘‘Financial liabilities.’’
Detail of non-current financial assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Liquidity contract - Cash account(1)	Security deposits paid	Total
Net book value as of December 31, 2021	98	421	519
Additions	—	—	—
Decreases	(97)	(133)	(230)
Reclassification	—	—	—
Currency translation adjustments	—	3	3
Net book value as of December 31, 2022	—	291	291
Additions	—	16	16
Decreases	—	(8)	(8)
Reclassification	—	—	—
Currency translation adjustments	—	(1)	(1)
Net book value as of December 31, 2023	—	299	299
(1)See note 10.2 Treasury shares